Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Summary of Noncurrent Assets Held for Sale

	December 31
	2018	2019
	US$	US$
Assets held for sale	10,576	10,405

	10,576	10,405